INCOME TAX EXPENSE/(CREDIT) - Additional Information (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2008
Disclosure of INCOME TAX EXPENSE CREDIT [Line Items]
Applicable tax rate	0.00%	25.00%
Dividend withholding tax rate				10.00%
Undistributed earnings	¥ 241,065,000	¥ 267,193,000	¥ 329,503,000
Deferred tax liabilities further recognition	8,704,000	13,360,000	16,475,000
HONG KONG
Disclosure of INCOME TAX EXPENSE CREDIT [Line Items]
Applicable tax rate	8.25%	8.25%	8.25%
Dividend withholding tax rate				5.00%